Unaudited Condensed Consolidated Statements Of Changes In Partners' Capital (Parentheticals) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement Of Stockholders Equity (Abstract)
Distributions per unit	$ 0.465	$ 0.465